Stockholders' Equity and Accumulated Other Comprehensive Loss - Schedule of Stockholders' Equity (Detail) - USD ($) $ in Millions		3 Months Ended															12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Class of Stock [Line Items]
Balance		$ 5,849					$ 6,205		$ 5,951						$ 4,714		$ 5,951		$ 4,714		$ 4,276
Balance (shares)	[2]	329,341,992	[1]						329,152,787								329,152,787
Share-based compensation		$ (7)							$ 2
Repurchases of common stock, purchase price		(70)
Income (Loss) Attributable to Parent		74		$ (387)		$ 187	239		309		$ 814		$ 279	$ 161	150		$ 348		1,404		673
Net Income (Loss) Attributable to Noncontrolling Interest		1							1								16		12		9
Net income		75		$ (382)		$ 192	244		310		$ 816		$ 283	$ 167	150		364		1,416		682
Comprehensive income attributable to Hilton stockholders		94							319								131		1,248		315
Total other comprehensive income (loss)		19							8								(218)		(156)		(353)
Comprehensive loss attributable to noncontrolling interests		0							(1)								15		12		14
Dividends		(50)							(69)								(279)		(138)
Spin-offs of Park and HGV		(4,219)
Cumulative effect of the adoption of ASU 2016-09		0							5								5
Distributions		$ (1)							(2)								$ (32)		$ (8)		(5)
Balance (shares)		329,628,890	[1]	329,341,992	[1],[2]						329,152,787	[2]					329,341,992	[1],[2]	329,152,787	[2]
Balance		$ 1,596		$ 5,849					6,205		$ 5,951						$ 5,849		$ 5,951		4,714
Common Stock [member]
Class of Stock [Line Items]
Balance		$ 3	[2],[3]				$ 3	[3]	$ 3	[2],[3]					$ 3	[2]	$ 3	[2],[3]	$ 3	[2]	$ 3	[2]
Balance (shares)		329,000,000	[2],[3]				329,000,000	[3]	329,000,000	[2],[3]					328,000,000	[2]	329,000,000	[2],[3]	328,000,000	[2]	328,000,000	[2]
Share-based payment award transactions net shares		2,000,000							0										1,000,000	[2]
Repurchases of common stock, shares		(1,000,000)
Balance (shares)		330,000,000	[3]	329,000,000	[2],[3]				329,000,000	[3]	329,000,000	[2],[3]					329,000,000	[2],[3]	329,000,000	[2],[3]	328,000,000	[2]
Balance		$ 3	[3]	$ 3	[2],[3]				$ 3	[3]	$ 3	[2],[3]					$ 3	[2],[3]	$ 3	[2],[3]	$ 3	[2]
Treasury Stock [member]
Class of Stock [Line Items]
Balance		0
Repurchases of common stock, purchase price		$ (70)
Repurchases of common stock, shares		(1,213,415)
Balance		$ (70)		0													0
Additional Paid-in Capital [member]
Class of Stock [Line Items]
Balance		10,220	[2]				$ 10,160	[3]	10,158	[2],[3]					$ 10,035	[2]	10,158	[2],[3]	10,035	[2]	9,955	[2]
Share-based compensation		(7)							2
Cumulative effect of the adoption of ASU 2016-09		1
Balance		10,214		10,220	[2]				10,160	[3]	10,158	[2],[3]					10,220	[2]	10,158	[2],[3]	10,035	[2]
Accumulated Deficit [member]
Class of Stock [Line Items]
Balance		(3,323)					(3,152)		(3,392)						(4,658)		(3,392)		(4,658)		(5,331)
Income (Loss) Attributable to Parent		74							309
Net income																	348		1,404		673
Dividends		(50)							(69)								(279)		(138)
Spin-offs of Park and HGV		(4,331)
Cumulative effect of the adoption of ASU 2016-09		(1)
Balance		(7,631)		(3,323)					(3,152)		(3,392)						(3,323)		(3,392)		(4,658)
Accumulated Other Comprehensive Loss [member]
Class of Stock [Line Items]
Balance		(1,001)					(774)		(784)						(628)		(784)		(628)		(264)
Comprehensive income attributable to Hilton stockholders		20							10
Total other comprehensive income (loss)																	(217)		(156)		(358)
Spin-offs of Park and HGV		63
Balance		(918)		(1,001)					(774)		(784)						(1,001)		(784)		(628)
Noncontrolling Interest [member]
Class of Stock [Line Items]
Balance		(50)					$ (32)		(34)						$ (38)		(34)		(38)		(87)
Net Income (Loss) Attributable to Noncontrolling Interest		1							1
Net income																	16		12		9
Total other comprehensive income (loss)																	(1)				5
Comprehensive loss attributable to noncontrolling interests	[4]	(1)							(2)
Spin-offs of Park and HGV		49
Cumulative effect of the adoption of ASU 2016-09									5								5
Distributions		(1)							(2)								(32)		(8)		(5)
Balance		$ (2)		$ (50)					$ (32)		$ (34)						$ (50)		$ (34)		$ (38)

[1]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization and Basis of Presentation" for additional information.
[2]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization" for additional information.
[3]	Adjusted to reflect the Reverse Stock Split. See Note 1: "Organization and Basis of Presentation" for additional information.
[4]	Other comprehensive loss attributable to non-controlling interests was related to a currency translation adjustment.